Finance Costs (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance cost explanatory [Abstract]
Interest expense on bank borrowings	$ 2,519,839	$ 2,072,458	$ 2,398,159
Interest expense on others	348,022	635,429	192,864
Finance costs	$ 2,867,861	$ 2,707,887	$ 2,591,023